Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	23.00%	23.00%	12.00%
Operating loss carry forwards	$ 175,400
Deferred tax assets, capital loss carry forwards	175,400
Research and development expenses	2,979	$ 3,569	$ 12,995
Deferred Income Tax Charge [Member]
Operating Loss Carryforwards [Line Items]
Research and development expenses	3,300
Maltese Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	11,700
Israeli Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	163,700
Deferred tax assets, capital loss carry forwards	$ 3,100
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	23.00%	23.00%		23.00%
Maltese Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	35.00%	35.00%	35.00%